Segment information (Tables)	12 Months Ended
Mar. 31, 2017
Segment information
Schedule of revenues by geographical location

	For the years ended March 31,
	2017	2016	2015
USA	$261,443	$202,855	$204,541
UK	213,547	223,566	159,866
Germany	115,301	86,332	64,723
Russia	36,905	32,748	36,022
Switzerland	34,833	23,489	10,800
Poland	30,940	17,009	7,870
Romania	21,403	14,381	3,431
Singapore	4,889	10,154	15,216
Rest of Europe	36,148	17,554	10,808
Other	30,152	22,664	7,271

Total revenues by geographical location	$785,561	$650,752	$520,548

Schedule of geographical information of long-lived assets

	As of March 31,
	2017	2016
USA	$132,510	$30,954
Romania	29,930	31,982
Sweden	26,083	—
UK	14,238	15,516
Switzerland	20,425	12,009
Russia	10,030	9,653
Poland	8,465	8,236
Ukraine	6,993	7,419
Luxembourg	3,152	4,765
Germany	5,873	3,494
Other	3,049	3,349

Total	$260,748	$127,377

Schedule of revenues from the transactions with external customers with individual turnover over 10% and over 5% of total revenues
	For the years ended March 31,
	2017	2016	2015
Revenues over 10% of total revenues	$340,538	$340,189	$293,761
Revenues over 5% of the total revenues	$388,863	$387,114	$333,404